JPMorgan International Focus Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Australia — 3.6%
Rio Tinto plc	388	35,406
Telstra Group Ltd.	7,604	25,832
		61,238
Belgium — 1.9%
KBC Group NV	235	33,092
Brazil — 1.0%
MercadoLibre, Inc. *	8	16,544
Canada — 5.2%
Brookfield Corp.	329	15,003
Intact Financial Corp.	84	15,359
Royal Bank of Canada	229	38,122
WSP Global, Inc.	105	20,245
		88,729
China — 7.6%
Alibaba Group Holding Ltd.	2,131	45,347
Tencent Holdings Ltd.	763	58,638
Zijin Mining Group Co. Ltd., Class H	4,864	25,361
		129,346
Denmark — 1.0%
Novonesis Novozymes B	269	16,494
France — 10.1%
Air Liquide SA	165	30,911
Engie SA	1,581	47,215
EssilorLuxottica SA	43	13,078
Legrand SA	201	32,001
Safran SA	136	48,592
		171,797
Germany — 7.7%
Deutsche Telekom AG (Registered)	681	22,839
Infineon Technologies AG	573	28,011
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	53	32,329
Siemens AG (Registered)	160	48,305
		131,484
Greece — 1.2%
National Bank of Greece SA	1,175	20,737
Hong Kong — 3.7%
AIA Group Ltd.	2,325	26,820
Hong Kong Exchanges & Clearing Ltd.	658	36,276
		63,096
India — 2.1%
HDFC Bank Ltd., ADR	1,094	35,432
Indonesia — 1.0%
Bank Central Asia Tbk. PT	39,502	17,454

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — 1.8%
UniCredit SpA	341	29,758
Japan — 11.0%
IHI Corp.	1,074	24,846
ITOCHU Corp.	1,909	24,438
Mitsubishi UFJ Financial Group, Inc.	2,531	45,841
Obayashi Corp.	1,226	27,661
Sony Group Corp.	1,746	38,502
Sumitomo Electric Industries Ltd.	597	26,141
		187,429
Netherlands — 2.7%
ASML Holding NV	32	46,634
Saudi Arabia — 1.6%
Al Rajhi Bank	934	26,676
Singapore — 2.9%
DBS Group Holdings Ltd.	1,048	48,710
South Korea — 6.2%
Hanwha Aerospace Co. Ltd. *	29	26,073
Kia Corp.	278	29,652
SK hynix, Inc.	80	49,793
		105,518
Sweden — 3.8%
Atlas Copco AB, Class A	1,748	36,036
Volvo AB, Class B	789	28,682
		64,718
Switzerland — 1.4%
Lonza Group AG (Registered)	35	24,074
Taiwan — 6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	176	58,256
Taiwan Semiconductor Manufacturing Co. Ltd.	929	51,370
		109,626
United Kingdom — 5.8%
3i Group plc	394	18,116
British American Tobacco plc	290	17,541
Compass Group plc	810	24,300
NatWest Group plc	2,646	24,118
RELX plc	424	15,126
		99,201
United States — 9.6%
Nestle SA (Registered)	353	33,724
Novartis AG (Registered)	237	35,126

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Roche Holding AG	68	30,965
Shell plc	1,626	62,481
		162,296
Total Common Stocks (Cost $1,188,704)		1,690,083
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b) (Cost $11,823)	11,818	11,822
Total Investments — 100.1% (Cost $1,200,527)		1,701,905
Liabilities in Excess of Other Assets — (0.1)%		(2,031)
NET ASSETS — 100.0%		1,699,874

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.8%
Semiconductors & Semiconductor Equipment	13.7
Machinery	5.3
Aerospace & Defense	4.4
Insurance	4.4
Capital Markets	4.1
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.7
Broadline Retail	3.6
Metals & Mining	3.6
Interactive Media & Services	3.4
Diversified Telecommunication Services	2.9
Industrial Conglomerates	2.8
Construction & Engineering	2.8
Chemicals	2.8
Multi-Utilities	2.8
Household Durables	2.3
Food Products	2.0
Electrical Equipment	1.9
Automobiles	1.7
Automobile Components	1.5
Trading Companies & Distributors	1.4
Hotels, Restaurants & Leisure	1.4
Life Sciences Tools & Services	1.4
Tobacco	1.0
Others (each less than 1.0%)	1.7
Short-Term Investments	0.7

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$61,238	$—	$61,238
Belgium	—	33,092	—	33,092
Brazil	16,544	—	—	16,544
Canada	88,729	—	—	88,729
China	—	129,346	—	129,346
Denmark	—	16,494	—	16,494
France	—	171,797	—	171,797
Germany	—	131,484	—	131,484

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$—	$20,737	$—	$20,737
Hong Kong	—	63,096	—	63,096
India	35,432	—	—	35,432
Indonesia	—	17,454	—	17,454
Italy	—	29,758	—	29,758
Japan	—	187,429	—	187,429
Netherlands	—	46,634	—	46,634
Saudi Arabia	—	26,676	—	26,676
Singapore	—	48,710	—	48,710
South Korea	—	105,518	—	105,518
Sweden	—	64,718	—	64,718
Switzerland	—	24,074	—	24,074
Taiwan	58,256	51,370	—	109,626
United Kingdom	—	99,201	—	99,201
United States	—	162,296	—	162,296
Total Common Stocks	198,961	1,491,122	—	1,690,083
Short-Term Investments
Investment Companies	11,822	—	—	11,822
Total Investments in Securities	$210,783	$1,491,122	$—	$1,701,905
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$18,464	$97,289	$103,933	$—	$2	$11,822	11,818	$167	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	2,292	61,359	63,651	—	—	—	—	84	—
Total	$20,756	$158,648	$167,584	$—	$2	$11,822		$251	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.